Financial risk management objectives and policies - Foreign currency risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on loss (Increase in Euro exchange rate)	$ (172)	$ (111)	$ (70)
Effect on loss (Decrease in Euro exchange rate)	$ 230	$ 148	$ 94
Currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in Euro exchange rate	10.00%	10.00%	10.00%
Effect on loss (Increase in Euro exchange rate)	$ (625)	$ (500)	$ (533)
Decrease in Euro exchange rate	(10.00%)	(10.00%)	(10.00%)
Effect on loss (Decrease in Euro exchange rate)	$ 625	$ 500	$ 533